Principal Activities, Organization and Basis of Presentation - Summary of Gain on Disposal of Subsidiary (Detail) - Chengdu E-store Technology Co., Ltd [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017
Disclosure of general information about financial statements (line items]
Consideration received and receivable	¥ 251
Net assets disposed of	(143)	¥ (143)
Gain on disposal	¥ 108